Cover-All Technologies Inc.
55 Lane Road, Suite 300

Fairfield, New Jersey 07004

August 6, 2009

VIA EDGAR

Ms. Barbara C. Jacobs

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4561

Re:

Cover-All Technologies Inc.
Amendment No. 2 to Registration Statement on Form S-1
Filed July 2, 2009

File No. 333-156397

Dear Ms. Jacobs:

On behalf of Cover-All Technologies Inc., a Delaware corporation (“Cover-All” or the “Company”), we are transmitting responses to your letter of comments dated July 14, 2009, relating to the Company’s Amendment No. 2 to Registration Statement on Form S-1, filed on July 2, 2009. We have today filed Amendment No. 3 to the Registration Statement, a copy of which has been marked with the changes from Amendment No. 2 to the Registration Statement.

Please note that for your convenience we have recited each of your comments and provided the response to each comment immediately thereafter.

Major Customers, page 26

1.

We note your response to prior comment 1. Because three units of AIG accounted for approximately 59% of your revenues in 2008, and the grant of software licenses and provision of professional and support services to these entities is governed, in part, by the terms of your Master Agreement for Software License and Support Services and Professional Services with an affiliate of AIG, it appears that you are substantially dependent upon the Master Agreement for purposes of Item 601(b)(10)(ii)(B) of Regulation S-K. Similarly, it appears that you are substantially dependent upon the three Client Services Addenda that you have entered into with units of AIG, as each agreement appears to have individually accounted for 15% or more of your 2008 revenues. Accordingly, please file the Master Agreement and three Client Services Addenda as exhibits to your registration statement. Also, revise your disclosure in this section to discuss the material terms of these agreements.

Ms. Barbara C. Jacobs
August __, 2009

Response:  In discussions with the Staff, we have clarified and confirmed certain aspects of our contractual arrangements with the AIG affiliate and the three units of AIG, as described below in the revised disclosures. Based upon these aspects of the contractual arrangements, our management has concluded that we are not substantially dependent upon the Master Agreement or two of the three Client Services Addenda related thereto for the purposes of Item 601(b)(10)(ii)(B) of Regulation S-K.  We have filed the remaining one of the three Client Services Addenda as an exhibit to the Registration Statement.

In order to enhance the disclosures about our major customers, we have revised certain disclosures (as set forth below) included in the Registration Statement and will include substantially the same or similar disclosures in future filings to the extent applicable and appropriate.

First, the “Major Customers” subsection in the “Business” section of the Registration Statement has been amended and restated to read as follows:

Major Customers

Our product line is in use in over 35 companies.  For the years ended December 31, 2008, 2007 and 2006, we had three, two and three customers who contributed revenues in excess of 10% of our total revenues for the respective years.  One customer, a unit of American International Group, Inc. (“AIG”), generated approximately 15%, 19% and 27% of our revenues for the years ended December 31, 2008, 2007 and 2006, respectively.  One other customer, a second unit of AIG, generated approximately 17% and 25% of our revenue for the years ended December 31, 2008 and 2007, respectively, and one other customer, a third unit of AIG, generated approximately 27% of our revenue for the year ended December 31, 2008. Two other customers, neither of which are units of AIG, generated approximately 13% and 11% of our revenues, respectively, for the year ended December 31, 2006.

Our customer relationship with AIG is governed by a Master Agreement for Software License & Support Services and Professional Services (the “Master Agreement”) we entered into with an affiliate of AIG.  The grant of any particular software license to any unit of AIG referred above and the provision of any particular support services or professional services are subject to the entry into of separate arrangements with such unit of AIG pursuant to the Master Agreement, including Client Services Addenda and work orders. We entered into a separate Client Services Addendum with each of the three units of AIG, respectively. As amended, the Master Agreement and the Client Services Addenda for the second

Ms. Barbara C. Jacobs
August __, 2009

and third of the AIG units referred to above each have a term until September 30, 2012 and will automatically renew for successive one-year terms unless a party delivers a written notice of non-renewal to the other party at least 180 days prior to the expiration of the then current term. The Client Services Addendum for the first of the AIG units referred to above has a term until March 31, 2010 and, unless the parties mutually agree otherwise, is subject to renewal or non-renewal seven months prior to the expiration date.

The Master Agreement contains the general terms and conditions for us to grant software licenses and provide support services and professional services to the AIG customers. The related Client Services Addenda and work orders with respect to each of the three units of AIG constitute three separate and independent contractual arrangements, as the Client Services Addenda with the respective units of AIG cover different customers, different software and service components and different fees and payment structures. There is no cross-default provision in any of these Client Services Addenda, and each of them can be terminated individually without affecting the term of the remaining ones.  Under these arrangements, none of the three units of AIG has any obligation to continue to purchase any additional software license or professional services from us without a separate agreement between us and the applicable unit of AIG. ;Each of the three units of AIG, however, has the obligation to continue to purchase our support services (which include our ASP services) during the applicable contractual term with such unit of AIG. For the year ended December 31, 2008, the revenues we generated from such continuing support services (including our ASP services) for the three units of AIG represented approximately 12%, 4% and 2%, respectively, of our total revenues, and the total revenues we generated from the three units of AIG represented approximately 15%, 17% and 27%, respectively, of our total revenues.

Second, the risk factor that “[w]e depend on existing major customers” in the “Risk Factors” section of the Registration Statement has been amended and restated to read as follows:

We depend on existing major customers, and the loss of one or more of which could have a material adverse effect on our results of operations and financial condition.

In 2008 and 2007, our software products operations depended primarily on certain existing major customers. One of these major customers, a unit of AIG, accounted for approximately 15% and 19% of our total revenues in 2008 and 2007, respectively. One other major customer, a second unit of AIG, accounted for approximately 17% and 25% of our total revenues in 2008 and 2007,

Ms. Barbara C. Jacobs
August __, 2009

respectively. The other customer, a third unit of AIG, generated 27% of our total revenues for the year ended December 31, 2008. Two other customers, neither of which are units of AIG, generated approximately 13% and 11% of our revenues in 2006. We anticipate that our operations will continue to depend upon the continuing business of our existing customers, particularly the major customers, and the ability to attract new customers. Our contractual arrangements with these units of AIG, however, do not obligate any of them to continue to purchase from us any additional software license or professional services. Each of the three units of AIG has the obligation to continue to purchase our support services (which include our ASP services) during the applicable contractual term with such unit. The term with respect to our contractual arrangement to provide these services to the first of the AIG units referred to above will expire on March 31, 2010 and, unless the parties mutually agree otherwise, is subject to renewal or non-renewal seven months prior to the expiration date. The term with respect to our contractual arrangement to provide these services to the remaining two units of AIG will expire on September 30, 2012 and will automatically renew for successive one-year terms unless a party delivers a written notice of non-renewal to the other party at least 180 days prior to the expiration of the then current term. For the year ended December 31, 2008, the revenues we generated from such continuing support services (including our ASP services) for the three units of AIG represented approximately 12%, 4% and 2%, respectively, of our total revenues, and the total revenues we generated from the three units of AIG represented approximately 15%, 17% and 27%, respectively. See “Business – Major Customers”. The loss of one or more of our existing major customers or our inability to continue to attract new customers could significantly and adversely affect our business, operating results and financial condition.

Selling Stockholders, page 39

2.

The table in this section indicates that Kinderhook Partners LP is offering 640,000 shares of the company's common stock for resale although it currently owns only 110,700 shares. Please advise. Also, please describe in this section the material transactions and relationships between the company and Kinderhook Partners during the past three years. See Item 507 of Regulation S-K. Please describe the transactions in which you issued the shares to be resold by this selling shareholder, including the dates the transactions took place, the material terms of the transactions, and the number of shares the selling shareholder received in each transaction. Please disclose the natural person or persons who exercise the sole or shared voting and/or dispositive powers with respect to the shares to be offered by Kinderhook Partners LP. Also, tell us if Kinderhook Partners LP is an affiliate of a broker-dealer. If it is, expand the prospectus to indicate whether Kinderhook Partners LP acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time

Ms. Barbara C. Jacobs
August __, 2009

of the acquisition it had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

Response:  To our knowledge, Kinderhook Partners LP (“Kinderhook”) currently beneficially owns 750,700 of our shares of common stock, will offer 640,000 shares (the “Offered Shares”) in the offering, and, immediately after the offering, will beneficially own 110,700 shares (the “Remaining Shares”). The inconsistent information contained in the table with respect to Kinderhook in Amendment No. 2 of the Registration Statement resulted from a clerical error.  We originally issued the Offered Shares in 2000 to Vault Management Limited, a company owned by our director Mark Johnston. Vault Management Limited transferred the Offered Shares to Mr. Johnston in 2008.  Kinderhook acquired the Offered Shares from Mr. Johnston in a privately negotiated transaction in June 2009 and bought the Remaining Shares on the open market. Stephen Clearman, managing general partner of Kinderhook, and Tushar Shah, partner of Kinderhook, each have shared voting and dispositive power with respect to the Offered Shares. Kinderhook has confirmed to us that it is not an affiliate of a broker-dealer and that, at the time it acquired the Offered Shares, it had no agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of such securities.

*                     *                     *

Please call the undersigned at (973) 461-5190 or David E. Weiss of DLA Piper LLP (US) at (212) 335-4957 if you have any questions or require further information.  Please advise us if we can further assist you in the review of the above-referenced document.

Very truly yours,

 /s/ Ann F. Massey

Ann F. Massey

Chief Financial Officer

cc:	John W. Roblin, Chairman and Chief Executive Officer David E. Weiss, Esq.